COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

Legal

The Partnership remains subject to state law derivative claims that certain of the Partnership’s officers and directors breached their fiduciary duty to the Partnership and its unitholders. The Company could also become subject to additional claims and legal proceedings relating to the factual allegations made in these actions. While management cannot reasonably estimate the potential exposure in these matters at this time, if we do not prevail in any such proceedings, we could be required to pay substantial damages or settlement costs, subject to certain insurance coverages. Management has determined that, based on the status of the claims and legal proceedings against the Company, the amount of the potential losses cannot be reasonably estimated at this time. These actions are summarized below.

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Bunim v. Miller, et al., No. 2:17-cv-519-ER, pending in the United States District Court for the Eastern District of Pennsylvania, and filed on February 6, 2017. The plaintiff in this case brought, derivatively on behalf of the Partnership, claims that the officers and directors of StoneMor GP aided and abetted in breaches of StoneMor GP’s purported fiduciary duties by, among other things and in general, allegedly making misrepresentations through the use of non-GAAP accounting standards in the Partnership’s public filings, by allegedly failing to clearly disclose the use of proceeds from debt and equity offerings, and by allegedly approving unsustainable distributions. The plaintiff also claims that these actions and misrepresentations give rise to causes of action for gross mismanagement, unjust enrichment, and (in connection with a purportedly misleading proxy statement filed in 2014) violations of Section 14(a) of the Securities Exchange Act of 1934. The derivative plaintiff seeks an award of damages, attorneys’ fees and costs in favor of the Partnership as nominal plaintiff, as well as general compliance and governance changes. This case has been stayed, by the agreement of the parties, provided that either party may terminate the stay on 30 days’ notice.

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Muth v. StoneMor G.P. LLC, et al., December Term, 2016, No. 1196 and Binder v. StoneMor G.P. LLC, et al., January Term, 2017, No. 4872, both pending in the Court of Common Pleas for Philadelphia County, Pennsylvania, and filed on December 20, 2016 and February 3, 2017, respectively. In these cases, the plaintiffs brought, derivatively on behalf of the Partnership, claims that the officers and directors of StoneMor GP aided and abetted in breaches of the StoneMor GP’s purported fiduciary duties by, among other things and in general, allegedly making misrepresentations through the use of non-GAAP accounting standards in the Partnership’s public filings and by failing to clearly disclose the use of proceeds from debt and equity offerings, as well as approving unsustainable distributions. The plaintiffs also claim that these actions and misrepresentations give rise to a cause of action for unjust enrichment. The derivative plaintiffs seek an award of damages, attorneys’ fees and costs in favor of the Partnership as nominal plaintiff, as well as alterations to the procedures for electing members to the board of the Partnership’s general partner, and other compliance and governance changes. These cases have been consolidated and stayed, by the agreement of the parties, pending final resolution of the motion to dismiss filed in a separate case, which has now been dismissed. In February 2020, the court dismissed these cases for failure to prosecute. The plaintiffs have until the termination of the judicial emergency orders entered by the Pennsylvania Supreme Court and Philadelphia Court of Common Pleas, suspending certain court deadlines, to petition the court to restore the cases.

The Company is party to other legal proceedings in the ordinary course of its business, but does not expect the outcome of any proceedings, individually or in the aggregate, to have a material adverse effect on its financial position, results of operations or cash flows. The Company carries insurance with coverage and coverage limits that it believes to be customary in the cemetery and funeral home industry. Although there can be no assurance that such insurance will be sufficient to protect the Company against all contingencies, Management believes that the insurance protection is reasonable in view of the nature and scope of the Company’s operations.

Other

In connection with the Company’s 2014 lease and management agreements with the Archdiocese of Philadelphia, it has committed to pay aggregate fixed rent of $36.0 million in the following amounts:

Lease Years 1-5 (May 28, 2014-May 31, 2019)	None
Lease Years 6-20 (June 1, 2019-May 31, 2034)	$1,000,000 per Lease Year
Lease Years 21-25 (June 1, 2034-May 31, 2039)	$1,200,000 per Lease Year
Lease Years 26-35 (June 1, 2039-May 31, 2049)	$1,500,000 per Lease Year
Lease Years 36-60 (June 1, 2049-May 31, 2074)	None

The fixed rent for lease years six through 11, an aggregate of $6.0 million, is deferred. If prior to May 31, 2025, the Archdiocese terminates the agreements in accordance with their terms during lease year 11 or the Company terminates the agreements as a result of a default by the Archdiocese, the Company is entitled to retain the deferred fixed rent. If the agreements are not terminated, the deferred fixed rent will become due and payable on or before June 30, 2025.

15.	COMMITMENTS AND CONTINGENCIES

Legal

The Partnership remains subject to state law derivative claims that certain of the Partnership’s officers and directors breached their fiduciary duty to the Partnership and its unitholders. The Company could also become subject to additional claims and legal proceedings relating to the factual allegations made in these actions. While management cannot reasonably estimate the potential exposure in these matters at this time, if we do not prevail in any such proceedings, we could be required to pay substantial damages or settlement costs, subject to certain insurance coverages. Management has determined that, based on the status of the claims and legal proceedings against the Company, the amount of the potential losses cannot be reasonably estimated at this time. These actions are summarized below.

•

Bunim v. Miller, et al., No. 2:17-cv-519-ER, pending in the United States District Court for the Eastern District of Pennsylvania, and filed on February 6, 2017. The plaintiff in this case brought, derivatively on behalf of the Partnership, claims that the officers and directors of the Partnership’s general partner aided and abetted in breaches of the general partner’s purported fiduciary duties by, among other things and in general, allegedly making misrepresentations through the use of non-GAAP accounting standards in its public filings, by allegedly failing to clearly disclose the use of proceeds from debt and equity offerings, and by allegedly approving unsustainable distributions. The plaintiff also claims that these actions and misrepresentations give rise to causes of action for gross mismanagement, unjust enrichment, and (in connection with a purportedly misleading proxy statement filed in 2014) violations of Section 14(a) of the Securities Exchange Act of 1934. The derivative plaintiff seeks an award of damages, attorneys’ fees and costs in favor of the Partnership as nominal plaintiff, as well as general compliance and governance changes. This case has been stayed, by the agreement of the parties, provided that either party may terminate the stay on 30 days’ notice.

•

Muth v. StoneMor G.P. LLC, et al., December Term, 2016, No. 1196 and Binder v. StoneMor G.P. LLC, et al., January Term, 2017, No. 4872, both pending in the Court of Common Pleas for Philadelphia County, Pennsylvania, and filed on December 20, 2016 and February 3, 2017, respectively. In these cases, the plaintiffs brought, derivatively on behalf of the Partnership, claims that the officers and directors of the Partnership’s general partner aided and abetted in breaches of the general partner’s purported fiduciary duties by, among other things and in general, allegedly making misrepresentations through the use of non-GAAP accounting standards in its public filings and by failing to clearly disclose the use of proceeds from debt and equity offerings, as well as approving unsustainable distributions. The plaintiffs also claim that these actions and misrepresentations give rise to a cause of action for unjust enrichment. The derivative plaintiffs seek an award of damages, attorneys’ fees and costs in favor of the Partnership as nominal plaintiff, as well as alterations to the procedures for electing members to the board of the Partnership’s general partner, and other compliance and governance changes. These cases have been consolidated and stayed, by the agreement of the parties, pending final resolution of the motion to dismiss filed in the Anderson case, which has now been dismissed. In November 2019, the court issued a dormant case notice under which the plaintiffs were required to file a statement of intent to proceed by January 21, 2020. The plaintiffs have not filed any such notice, and we anticipate that the court will dismiss this case for failure to proceed in the near future.

The Partnership had also been subject to consolidated class actions in the United States District Court for the Eastern District of Philadelphia alleging various violations under the Exchange Act. Anderson v. StoneMor Partners, LP, et al., No. 2:16-cv-6111, filed on November 21, 2016, and consolidated with Klein v. StoneMor Partners, LP, et al., No. 2:16-cv-6275, filed on December 2, 2016. On October 31, 2017, the court granted defendants’ motion to dismiss the complaint and entered judgment dismissing the case on November 30, 2017. On June 20, 2019, the United States Court of Appeals for the Third Circuit affirmed the dismissal of the case and the plaintiffs did not seek discretionary review of that decision before the United States Supreme Court, thereby terminating the case.

On December 11, 2019, the Company entered into a settlement with the SEC with respect to alleged violations of the reporting, books and records, internal accounting controls and related provisions of the federal securities laws that occurred prior to 2017 under the Company’s former management team (the “Settlement”). Pursuant to the terms of the Settlement, which resolved the matters that were the subject of the previously reported investigation by the SEC’s Enforcement Division, and without admitting or denying the findings in the Settlement: (i) the Company and GP Holdings consented to a cease and desist order with respect to violations of Sections 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Exchange Act and the regulations promulgated thereunder, and (ii) GP Holdings agreed to pay a civil penalty of $250,000, which was paid with the proceeds of an intercompany loan.

The Company is party to other legal proceedings in the ordinary course of its business, but does not expect the outcome of any proceedings, individually or in the aggregate, to have a material adverse effect on its financial position, results of operations or cash flows. The Company carries insurance with coverage and coverage limits that it believes to be customary in the cemetery and funeral home industry. Although there can be no assurance that such insurance will be sufficient to protect the Company against all contingencies, Management believes that the insurance protection is reasonable in view of the nature and scope of the Company’s operations.

Other

In connection with the Partnership’s 2014 lease and management agreements with the Archdiocese of Philadelphia, it has committed to pay aggregate fixed rent of $36.0 million in the following amounts:

Lease Years 1-5 (May 28, 2014-May 31, 2019)	None
Lease Years 6-20 (June 1, 2019-May 31, 2034)	$1,000,000 per Lease Year
Lease Years 21-25 (June 1, 2034-May 31, 2039)	$1,200,000 per Lease Year
Lease Years 26-35 (June 1, 2039-May 31, 2049)	$1,500,000 per Lease Year
Lease Years 36-60 (June 1, 2049-May 31, 2074)	None

The fixed rent for lease years six through 11, an aggregate of $6.0 million, is deferred. If prior to May 31, 2025, the Archdiocese terminates the agreements in accordance with their terms during lease year 11 or the Company terminates the agreements as a result of a default by the Archdiocese, the Company is entitled to retain the deferred fixed rent. If the agreements are not terminated, the deferred fixed rent will become due and payable on or before June 30, 2025.